DESCRIPTION OF BUSINESS AND ORGANIZATION - VIE narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
VIEs
Exchangeable notes	$ 75,678	$ 71,792
Convertible notes	$ 81,635	76,770
WFOE
VIEs
Percentage of service fee	100.00%
Exchangeable notes	$ 76,770
VIEs
VIEs
Additional paid-in capital of VIE's to settle obligations of VIE's	$ 155	71,792
Exchangeable notes		71,792
Convertible notes		76,770
VIEs | Financial guarantee by WFOE
VIEs
Exchangeable notes		71,792
Convertible notes		$ 76,770